Subsidiary Guarantor Information for Koppers Inc. Senior Notes (Schedule Of Subsidiary Guarantor Information For Senior Notes Condensed Consolidating Balance Sheet) (Details) (USD $)
In Millions, unless otherwise specified
	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Balance Sheet
Cash and cash equivalents	$ 42.6	$ 54.1	$ 40.5	$ 35.3	$ 58.4	$ 63.1
S-T investments & restricted cash				0
Accounts receivable, net	191.2	160.9		128.9
Inventories, net	178.2	159.0		165.4
Deferred tax assets	9.6	9.3		5.9
Other current assets	20.2	21.8		23.0
Total current assets	454.7	427.4		370.4
Equity investments	5.4	4.9		4.7
Property, plant and equipment, net	153.7	155.6		168.2
Goodwill	73.0	72.1		72.1	61.6
Deferred tax assets	41.5	44.3		26.1
Other noncurrent assets	25.8	26.4		27.7
Total assets	754.1	730.7		669.2
Accounts payable	96.6	102.1		87.9
Accrued liabilities	60.9	63.1		55.4
Short-term debt and current portion of long-term debt	0	0		1.0
Total current liabilities	163.1	170.4		149.4
Long-term debt	314.3	302.1		295.4
Other long-term liabilities	46.7	46.9		38.4
Total liabilities	628.9	623.5		569.3
Total Koppers shareholders' equity	112.5	94.8		88.7
Noncontrolling interests	12.7	12.4		11.2
Total liabilities and equity	754.1	730.7		669.2
Parent [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Koppers Inc. [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Domestic Guarantor Subsidiaries [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Non-Guarantor Subsidiaries [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Consolidating Adjustments [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Koppers Inc. Senior Notes [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Balance Sheet
Cash and cash equivalents	42.6	54.1	40.5	35.3	58.4	63.1
S-T investments & restricted cash				0
Accounts receivable, net	192.4	171.5		140.8
Inventories, net	178.2	159.0		165.4
Deferred tax assets	9.6	9.3		5.9
Other current assets	31.9	33.5		23.0
Total current assets	454.7	427.4		370.4
Equity investments	5.4	4.9		4.7
Property, plant and equipment, net	153.7	155.6		168.2
Goodwill	73.0	72.1		72.1
Deferred tax assets	41.5	44.3		26.1
Other noncurrent assets	25.8	26.4		27.7
Total assets	754.1	730.7		669.2
Accounts payable	96.6	102.1		87.9
Accrued liabilities	66.5	68.3		60.5
Short-term debt and current portion of long-term debt		0		1.0
Total current liabilities	163.1	170.4		149.4
Long-term debt	314.3	302.1		295.4
Other long-term liabilities	151.5	151.0		124.5
Total liabilities	628.9	623.5		569.3
Total Koppers shareholders' equity	112.5	94.8		88.7
Noncontrolling interests	12.7	12.4		11.2
Total liabilities and equity	754.1	730.7		669.2
Koppers Inc. Senior Notes [Member] | Parent [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0.2	0
S-T investments & restricted cash				0
Accounts receivable, net	5.8	5.5		16.6
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	5.8	5.5		16.6
Equity investments	111.7	93.9		76.7
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	117.5	99.4		93.3
Accounts payable	0.1	0.1		0
Accrued liabilities	4.9	4.5		4.6
Short-term debt and current portion of long-term debt		0		0
Total current liabilities	5.0	4.6		4.6
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	5.0	4.6		4.6
Total Koppers shareholders' equity	112.5	94.8		88.7
Noncontrolling interests	0	0		0
Total liabilities and equity	117.5	99.4		93.3
Koppers Inc. Senior Notes [Member] | Koppers Inc. [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	8.4	12.9	37.5
S-T investments & restricted cash				0
Accounts receivable, net	113.1	112.6		80.3
Inventories, net	99.0	74.8		78.3
Deferred tax assets	10.9	10.7		7.4
Other current assets	7.2	6.8		6.9
Total current assets	230.2	204.9		181.3
Equity investments	77.1	77.1		77.1
Property, plant and equipment, net	100.3	102.0		94.7
Goodwill	39.8	39.8		39.5
Deferred tax assets	41.2	43.7		65.4
Other noncurrent assets	17.7	18.4		21.6
Total assets	506.3	485.9		479.6
Accounts payable	353.4	344.5		492.5
Accrued liabilities	30.2	27.2		(6.3)
Short-term debt and current portion of long-term debt		0		0.1
Total current liabilities	383.6	371.7		486.3
Long-term debt	413.0	400.8		295.4
Other long-term liabilities	116.6	116.5		99.6
Total liabilities	913.2	889.0		881.3
Total Koppers shareholders' equity	(406.9)	(403.1)		(401.7)
Noncontrolling interests	0	0		0
Total liabilities and equity	506.3	485.9		479.6
Koppers Inc. Senior Notes [Member] | Domestic Guarantor Subsidiaries [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	301.3	284.0		460.9
Inventories, net	0	0		1.2
Deferred tax assets	(1.5)	(1.5)		(1.5)
Other current assets	0.3	0.3		0.3
Total current assets	300.1	282.8		460.9
Equity investments	26.5	26.3		26.2
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	(10.5)	(10.5)		(43.8)
Other noncurrent assets	126.9	131.3		0
Total assets	443.0	429.9		443.3
Accounts payable	15.3	9.6		15.1
Accrued liabilities	(0.9)	(0.6)		34.8
Short-term debt and current portion of long-term debt		0		0
Total current liabilities	14.4	9.0		49.9
Long-term debt	0	0		0
Other long-term liabilities	2.5	2.5		3.0
Total liabilities	16.9	11.5		52.9
Total Koppers shareholders' equity	426.1	418.4		390.4
Noncontrolling interests	0	0		0
Total liabilities and equity	443.0	429.9		443.3
Koppers Inc. Senior Notes [Member] | Non-Guarantor Subsidiaries [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Balance Sheet
Cash and cash equivalents	42.6	54.1	40.5	26.9	45.3	25.6
S-T investments & restricted cash				0
Accounts receivable, net	100.2	79.2		107.2
Inventories, net	79.3	84.2		85.9
Deferred tax assets	0.2	0.1		0
Other current assets	24.4	26.4		15.8
Total current assets	246.7	244.0		235.8
Equity investments	4.2	3.9		3.8
Property, plant and equipment, net	53.4	53.6		73.5
Goodwill	33.2	32.3		32.6
Deferred tax assets	10.8	11.1		4.5
Other noncurrent assets	44.0	44.4		6.2
Total assets	392.3	389.3		356.4
Accounts payable	55.5	57.5		104.5
Accrued liabilities	32.3	37.4		27.4
Short-term debt and current portion of long-term debt		0		0.9
Total current liabilities	87.8	94.9		132.8
Long-term debt	64.5	69.0		0
Other long-term liabilities	32.4	32.0		21.9
Total liabilities	184.7	195.9		154.7
Total Koppers shareholders' equity	194.9	181.0		190.5
Noncontrolling interests	12.7	12.4		11.2
Total liabilities and equity	392.3	389.3		356.4
Koppers Inc. Senior Notes [Member] | Consolidating Adjustments [Member]
Schedule of Subsidiary Guarantor Information for Senior Notes Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	(328.0)	(309.8)		(524.2)
Inventories, net	(0.1)	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	(328.1)	(309.8)		(524.2)
Equity investments	(214.1)	(196.3)		(179.1)
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	(162.8)	(167.7)		(0.1)
Total assets	(705.0)	(673.8)		(703.4)
Accounts payable	(327.7)	(309.8)		(524.2)
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt		0		0
Total current liabilities	(327.7)	(309.8)		(524.2)
Long-term debt	(163.2)	(167.7)		0
Other long-term liabilities	0	0		0
Total liabilities	(490.9)	(477.5)		(524.2)
Total Koppers shareholders' equity	(214.1)	(196.3)		(179.2)
Noncontrolling interests	0	0		0
Total liabilities and equity	$ (705.0)	$ (673.8)		$ (703.4)